Revenues by Product Lines (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue from External Customer [Line Items]
Total revenues		$ 2,064.9	$ 1,994.8	$ 1,916.5
Network Security Gateways
Revenue from External Customer [Line Items]
Total revenues		472.4	455.9	468.5
Other
Revenue from External Customer [Line Items]
Total revenues	[1]	41.2	54.9	57.1
Products and licenses
Revenue from External Customer [Line Items]
Total revenues		513.6	510.8	525.6
Security subscriptions
Revenue from External Customer [Line Items]
Total revenues		671.1	610.3	542.3
Software updates and maintenance
Revenue from External Customer [Line Items]
Total revenues		$ 880.2	$ 873.7	$ 848.6

[1]	Comprised of Endpoint security, Mobile security and Security management products, each comprising of less than 10% of products and licenses revenues.